LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		¥ 141,890,707	¥ 128,845,051
Prepayments for purchase of long lived assets		120,699,207
Deposits paid to hotel suppliers		118,851,829	42,495,335
Deposits paid to lessor		40,360,900	16,165,551
Deposits paid to travel bureau		2,586,292	1,387,812
Others		62,397,033	36,375,314
Total	$ 75,146,804	¥ 486,785,968	¥ 225,269,063